The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 69.2%
	AGGREGATE BOND — 14.4%
12,884	Eaton Vance Short Duration Income ETF	$662,801
28,658	Eaton Vance Total Return Bond ETF	1,475,887
9,221	JPMorgan International Bond Opportunities ETF	449,063
5,287	Neuberger Berman Short Duration Income ETF	270,610
11,281	Nuveen Enhanced Yield U.S. Aggregate Bond ETF	238,988
21,030	Vanguard Intermediate-Term Bond ETF	1,637,816
		4,735,165
	BROAD MARKET — 2.0%
3,485	Vanguard U.S. Momentum Factor ETF	666,506
	CONVERTIBLE — 6.6%
22,185	iShares Convertible Bond ETF	2,185,223
	CORPORATE — 9.5%
13,647	iShares 10+ Year Investment Grade Corporate Bond ETF	688,491
9,195	iShares High Yield Systematic Bond ETF	435,383
9,812	iShares Investment Grade Systematic Bond ETF	448,016
1,545	VanEck IG Floating Rate ETF	39,367
15,660	Vanguard Intermediate-Term Corporate Bond ETF	1,311,525
5,355	Xtrackers High Beta High Yield Bond ETF	225,758
		3,148,540
	EMERGING MARKETS — 1.9%
2,198	Avantis Emerging Markets Equity ETF	169,290
5,209	iShares Emerging Markets Equity Factor ETF	301,341
4,108	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	151,928
		622,559
	ENERGY — 0.1%
892	Global X Uranium ETF	38,115
	GLOBAL — 4.0%
929	Affinity World Leaders Equity ETF	33,054
4,909	State Street SPDR Global Dow ETF	818,330
3,192	Vanguard Total World Stock ETF	450,264
		1,301,648
	GOVERNMENT — 3.9%
6,452	iShares 10-20 Year Treasury Bond ETF	655,975
6,609	iShares 7-10 Year Treasury Bond ETF	635,521
		1,291,496
	HIGH YIELD BOND — 1.2%
8,501	Pacer Aristotle Pacific Floating Rate High Income ETF	400,695

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 3.0%
8,149	Invesco Dorsey Wright Developed Markets Momentum ETF	$399,161
5,127	Invesco S&P International Developed Momentum ETF	284,907
2,083	iShares International Small-Cap Equity Factor ETF	86,403
5,568	iShares MSCI International Value Factor ETF	211,863
		982,334
	LARGE-CAP — 12.2%
7,526	Fidelity High Dividend ETF	426,649
2,600	Invesco S&P 100 Equal Weight ETF	307,216
11,455	Schwab Fundamental U.S. Large Co. ETF	311,691
1,156	Vanguard Growth ETF	563,966
882	Vanguard Large-Cap ETF	277,654
1,106	Vanguard Mega Cap ETF	277,794
969	Vanguard Mega Cap Growth ETF	399,974
972	Vanguard S&P 500 ETF	609,570
5,566	WisdomTree U.S. LargeCap Fund	394,407
4,988	WisdomTree U.S. Value Fund	465,380
		4,034,301
	MID-CAP — 2.8%
15,573	Invesco Nasdaq Next Gen 100 ETF	573,865
3,889	VictoryShares U.S. Small Mid Cap Value Momentum ETF	355,091
		928,956
	OECD COUNTRIES — 0.3%
2,720	Fidelity Enhanced International ETF	99,498
	PRECIOUS METALS — 1.1%
2,877	abrdn Physical Silver Shares ETF*	194,600
1,982	iShares Gold Trust*	160,879
		355,479
	SMALL-CAP — 4.0%
6,647	iShares U.S. Small-Cap Equity Factor ETF	497,727
1,412	Janus Henderson Small Cap Growth Alpha ETF	103,873
3,009	Vanguard Russell 2000 Growth	710,094
		1,311,694
	TECHNOLOGY — 0.1%
59	Vanguard Information Technology ETF	44,473
	THEMATIC — 2.1%
2,637	First Trust U.S. Equity Opportunities ETF	431,387
952	Global X Artificial Intelligence & Technology ETF	48,419
2,267	Global X U.S. Electrification ETF	65,879

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	THEMATIC (Continued)
2,040	Global X U.S. Infrastructure Development ETF	$97,491
923	iShares Bitcoin Trust ETF*	45,827
		689,003
	Total Exchange-Traded Funds
	(Cost $21,584,965)	22,835,685
	MUTUAL FUNDS — 29.8%
	AGGREGATE BOND — 4.0%
38,732	Allspring Core Plus Bond Fund - Class R6	439,220
48,522	Vanguard Core Bond Fund, Admiral Shares	881,649
		1,320,869
	BLEND BROAD MARKET — 1.4%
15,471	DFA U.S. Vector Equity Portfolio - Class Institutional	476,054
	BLEND LARGE CAP — 0.9%
6,172	DFA U.S. Large Co. Portfolio - Class Institutional	280,211
	BLEND MID CAP — 0.9%
7,759	Vanguard Strategic Equity Fund - Class Investor	291,044
	BLEND SMALL CAP — 0.9%
6,984	Vanguard Strategic Small-Cap Equity Fund - Class Investor	295,930
	EMERGING MARKETS BOND — 5.4%
83,434	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	623,251
45,815	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,141,720
		1,764,971
	FOREIGN AGGREGATE BOND — 3.9%
114,972	Dodge & Cox Global Bond Fund - Class I	1,293,436
	FOREIGN BLEND — 1.6%
3,925	DFA International Small Co. Portfolio - Class Institutional	100,408
10,603	Dimensional Global Equity Portfolio - Class Institutional	420,422
		520,830
	FOREIGN GROWTH — 0.6%
9,535	Vanguard International Explorer Fund - Class Investor	191,742
	FOREIGN VALUE — 1.3%
6,969	DFA International Small Cap Value Portfolio - Class Institutional	215,831
7,630	DFA International Value Portfolio - Class Institutional	218,149
		433,980

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GENERAL CORPORATE BOND — 1.2%
43,225	T Rowe Price Institutional Floating Rate Fund - Class Institutional	$407,184
	GROWTH BROAD MARKET — 2.7%
12,561	New Perspective Fund - Class R-6	887,709
	GROWTH LARGE CAP — 1.7%
7,397	Nuveen Large Cap Growth Index Fund - Class R6	562,086
	HIGH YIELD BOND — 2.0%
66,013	American High-Income Trust - Class F-3	654,844
	VALUE MID CAP — 1.3%
11,761	DFA U.S. Targeted Value Portfolio - Class Institutional	434,936
	Total Mutual Funds
	(Cost $9,319,191)	9,815,826
	MONEY MARKET FUNDS — 1.0%
6,530	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.69%[1]	6,530
327,016	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.40%[1]	327,016
	Money Market Funds
	(Cost $333,546)	333,546
	TOTAL INVESTMENTS — 100.0%
	(Cost $31,237,702)	32,985,057
	Other Assets in Excess of Liabilities — 0.0%	2,829
	TOTAL NET ASSETS — 100.0%	$32,987,886

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2025.